Stock based compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation
Stock based compensation
FET share-based compensation plan
In August 2010, the Company created the 2010 Stock Incentive Plan (the "Plan") to allow for employees, directors and consultants of the Company and its subsidiaries to maintain stock ownership in the Company through the award of stock options, restricted stock, restricted stock units or any combination thereof. Under the terms of the Plan, 18.5 million shares have been authorized for awards and approximately 9.8 million shares remained available for future grants as of December 31, 2013.
Stock options
The exercise price of each option is based on the fair market value of the Company’s stock at the date of grant. Options may generally be exercised over a ten-year period and vest annually in equal increments over four years. The Company’s policy for issuing stock upon a stock option exercise is to issue new shares. Compensation expense is generally recognized on a straight line basis over the vesting period. The following tables provide additional information related to the options (share data in millions):

2013 Activity	Number of shares	Weighted average exercise price	Remaining weighted average contractual life in years	Intrinsic value
Beginning balance	7.1	$9.84	7.4	$105.6
Granted	0.3	$26.05
Exercised	(0.9)	$7.48
Forfeited/expired	(0.5)	$14.7
Total outstanding	6.0	$10.76	6.8	$22.8
Options exercisable	3.8	$8.58	6.3	$11.5

The assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted in 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Weighted average fair value	$8.41	$6.81	$5.08
Assumptions
Expected life (in years)	6.25	6.25	6.25
Volatility	30%	36%	34%
Dividend yield	—%	—%	—%
Risk free interest rate	1.17%	1.13% - 1.22%	1.19% - 2.64%

The intrinsic value of the options exercised was $19.2 million in 2013, $25.0 million in 2012 and less than $0.1 million 2011. The intrinsic value is the amount by which the fair value of the underlying share exceeds the exercise price of an option.
Restricted stock
Restricted stock vests over a three or four year period from the date of grant. Further information about the restricted stock follows (shares in thousands):

Restricted stock
2013 Activity
Nonvested at beginning of year	1,255.6
Granted	95.4
Vested	(464.2)
Forfeited	(64.5)
Nonvested at the end of year	822.3

The weighted average grant date fair value of the restricted stock was $29.83, $22.26 and $13.73 per share during the years ended December 31, 2013, 2012 and 2011, respectively. The total fair value of shares vested was $13.5 million during 2013, $4.4 million during 2012 and $1.6 million during 2011.
Restricted stock units
Restricted stock units vest over a four year period from the date of grant. Further information about the restricted stock units follows (shares in thousands):

Restricted stock units
2013 Activity
Nonvested at beginning of year	16.8
Granted	450.3
Vested	(16.8)
Forfeited	(45.9)
Nonvested at the end of year	404.4

The weighted average grant date fair value of the restricted stock units was $25.53 and $22.26 per share during the years ended December 31, 2013 and 2012, respectively. The total fair value of units vested was $0.4 million during 2013.
Performance share awards
During 2013, the Company granted 110,720 performance share awards with service-vesting and market-vesting conditions. These awards may settle between zero and two shares of the Company's common stock. The number of shares issued pursuant to the performance share awards will be determined based on the total shareholder return of the Company's common stock as compared to a group of peer companies, measured annually over a three-year performance period.
The total amount of share-based compensation expense recorded was approximately $19.0 million, $8.2 million and $5.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, the Company expects to record share-based compensation expense of approximately $34.5 million over the remaining term of the restricted stock and options of approximately 3 years. Future stock option grants will result in additional compensation expense.